Equity Investments in Joint Ventures	12 Months Ended
Dec. 31, 2011
Equity Investments in Joint Ventures
Equity Investments in Joint Ventures

(13) Equity Investments in Joint Ventures

        The Company currently maintains equity interests in seven unconsolidated joint ventures, a 45% interest in a joint venture with a radio-surgery facility, a 45% interest in a urology surgical facility, a 28.5% interest in the development and management of a proton beam therapy center to be constructed in Manhattan, a 50% interest in an international freestanding radiation center in Mohali, India, and two joint ventures in South America.

        In 2010, the Company maintained a 33% interest in Medical Developers, LLC, a joint venture which had a 57% interest in the underlying operating entities, and manages 26 radiation therapy treatment centers in South America, Central America and the Caribbean . The centers are located in Argentina, Mexico, Costa Rica, Dominican Republic, Guatemala, El Salvador and Bolivia. In March 2011, the Company purchased the remaining 67% interest in Medical Developers, LLC.

        At December 31, 2010 and 2009, the Company's investment in Medical Developers, LLC was approximately $14.7 million and $13.1 million, respectively. Total member's equity as reported by Medical Developers, LLC was $26.2 million and $19.0 million at December 31, 2010 and 2009, respectively. The Company's equity in the earnings of Medical Developers, LLC for the years ended December 31, 2010 and 2009 was approximately $2.0 million and $1.5 million, respectively, which is recorded in other revenue in the accompanying consolidated statements of comprehensive loss. The Company's equity in the earnings of a controlling interest in MDLLC for the two months ended February 28, 2011 was approximately $0.3 million. Effective March 1, 2011, the Company consolidated the operations of Medical Developers, LLC.

        The condensed results of operations of Medical Developers, LLC are as follows:

(in thousands):	Year Ended December 31, 2010
Total revenues	$53,152
Net income	10,940
Net income attributable to noncontrolling interests	(4,864)

Net income attributable to Medical Developers, LLC	$6,076

        The Company utilizes the equity method to account for its investments in the unconsolidated joint ventures. At December 31, 2011 and 2010, the Company's investments in the unconsolidated joint ventures were approximately $0.7 million and $20.1 million, respectively. The Company's equity in the earnings (losses) of the equity investments in joint ventures was approximately ($1.0 million), $1.0 million, and $0.9 million years ended December 31, 2011, 2010 and 2009, respectively, which is recorded in other revenue in the accompanying consolidated statements of comprehensive loss.

        The condensed financial position and results of operations of the unconsolidated joint venture entities are as follows:

	December 31,
(in thousands):	2011	2010
Total assets	$10,807	$56,497

Liabilities	$1,153	$15,458
Shareholders' equity	9,654	41,039

Total liabilities and shareholders' equity	$10,807	$56,497

	Year Ended December 31,
(in thousands):	2011	2010	2009
Revenues	$3,152	$57,925	$43,202
Expenses	7,186	53,876	39,811

Net income (loss)	$(4,034)	$4,049	$3,391

        A summary of the changes in the equity investment in the unconsolidated joint ventures is as follows:

(in thousands):
Balance at January 1, 2009	$2,428
Capital contributions in joint venture	15,793
Distributions	(301)
Share of other comprehensive loss	(137)
Equity interest in net income of joint ventures	880

Balance at December 31, 2009	18,663

Capital contributions in joint venture	2,339
Distributions	(1,007)
Share of other comprehensive loss	(201)
Impairment	(659)
Equity interest in net income of joint ventures	1,001

Balance at December 31, 2010	20,136

Capital contributions in joint venture	799
Distributions	(634)
Foreign currency transaction loss	(2)
Impairment	(2,635)
Sale of investment	(312)
Consolidation of investment	(15,674)
Purchase of investment	50
Equity interest in net income of joint ventures	(1,036)

Balance at December 31, 2011	$692